SUBSEQUENT EVENTS, Narrative (Q3) (Details) - shares				9 Months Ended
	Oct. 02, 2023	Feb. 27, 2023	Feb. 09, 2023	Sep. 30, 2023
Subsequent Event [Line Items]
Founder shares (in shares)				2,415,375
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent event description	In order to conform with the terms and conditions of the Merger Agreement and to maintain the same economics of the Business Combination for all Class B stockholders, on October 2, 2023, the Sponsor, the Company and SANUWAVE entered into a Forfeiture and Redemption Agreement (the “Forfeiture and Redemption Agreement”), pursuant which the Sponsor has agreed to forfeit 1,746,316 of its shares (the “Forfeited Shares”) of Class A Common Stock contingent upon and effective immediately prior to the closing of the Business Combination (the “Closing”).
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued				2,415,375
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued			80,000
Subsequent event description		After the private sales of 80,000 shares of Class A common stock to unaffiliated buyers, the Company has 509,259 publicly held shares as defined in Listing Rule 5001(a)(35) of the Nasdaq Rules. Based on our submission, the Company received a letter on February 27, 2023, in which the Nasdaq staff determined to grant the Company an extension of time to regain compliance with the Listing Rule 5550(a)(4). Under the terms of the extension, the Company must file with the SEC and Nasdaq a public document containing the Company’s current total shares outstanding and a beneficial ownership table in accordance with SEC proxy rules on or before March 31, 2023, which the Company has complied with by virtue of filing the beneficial ownership table in the Company’s Annual Report on Form 10-K of which these financial statements form a part.